Putnam Ultra Short MAC Series
The fund's portfolio
10/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (82.9%)(a)
	Principal amount	Value
Aerospace and defense (1.2%)
Boeing Co. (The) sr. unsec. notes 2.80%, 3/1/24	$100,000	$98,917

		98,917
Automotive (2.4%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.184%, 4/1/25	102,000	102,408
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.721%, 8/12/24	100,000	99,953

		202,361
Banking (50.8%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	250,000	247,484
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	200,000	197,028
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	250,000	247,030
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.665%, 7/9/24 (Canada)	100,000	99,821
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.545%, 10/25/24	250,000	248,877
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 5.789%, 4/15/24 (Canada)	150,000	149,944
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.751%, 2/4/25 (France)	223,000	221,553
Barclays PLC sr. unsec. unsub. FRN 1.007%, 12/10/24 (United Kingdom)	200,000	198,714
BNP Paribas SA 144A sr. unsec. unsub. notes 3.80%, 1/10/24 (France)	200,000	199,050
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	197,090
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.714%, 5/24/25	178,000	178,466
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	98,000	96,790
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	200,000	198,762
Fifth Third Bancorp sr. unsec. notes 3.65%, 1/25/24	100,000	99,286
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.22%, 3/1/25	15,000	14,838
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	200,000	196,416
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	250,000	245,739
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)	200,000	197,988
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	25,000	24,669
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	28,000	26,948
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.705%, 7/29/24 (Canada)	200,000	199,751
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.186%, 8/3/26	20,000	19,994
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	40,000	39,431
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.36%), 5.698%, 3/4/24 (Canada)	100,000	99,975
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	100,000	98,495
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	200,000	196,735
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.665%, 4/25/26	230,000	231,151
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.642%, 11/18/24 (Australia)	100,000	99,805

		4,271,830
Computers (1.2%)
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	105,000	104,840

		104,840
Consumer finance (7.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	150,000	143,032
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	100,000	95,623
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	100,000	99,475
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.101%, 2/13/26	100,000	99,252
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 4/24/24	100,000	98,691
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.964%, 10/15/24	100,000	99,741

		635,814
Electric utilities (2.0%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	130,000	127,810
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	20,000	19,906
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	20,000	19,879

		167,595
Insurance (3.8%)
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.902%, 8/19/24	125,000	123,888
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.042%, 5/24/24	100,000	99,652
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.723%, 8/23/24	100,000	99,937

		323,477
Investment banking/Brokerage (1.2%)
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	100,000	98,436

		98,436
Lodging/Tourism (0.2%)
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	20,000	19,240

		19,240
Medical technology (1.2%)
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	100,000	99,555

		99,555
Natural gas utilities (2.4%)
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	100,000	99,079
Kinder Morgan, Inc. 144A company guaranty sr. unsec. notes 5.625%, 11/15/23	100,000	99,964

		199,043
Oil and gas (0.2%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	22,000	21,734

		21,734
Real estate (5.1%)
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	30,000	30,001
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.945%, 7/25/25(R)	100,000	100,106
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.815%, 4/23/24	100,000	99,983
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	100,000	98,209
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24(R)	100,000	98,587

		426,886
Software (1.1%)
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	100,000	96,044

		96,044
Telecommunications (0.1%)
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	5,000	5,025

		5,025
Trucks and parts (2.4%)
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.093%, 12/13/24	200,000	199,740

		199,740

Total corporate bonds and notes (cost $6,976,902)		$6,970,537

COMMERCIAL PAPER (10.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Duke Energy Corp.	5.897	2/22/24	$250,000	$245,455
Ovintiv, Inc.	6.177	11/20/23	250,000	249,151
Targa Resources Corp.	6.001	11/1/23	400,000	399,943

Total commercial paper (cost $894,693)				$894,549

ASSET-BACKED SECURITIES (4.7%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	$80,000	$78,095
Citizens Auto Receivables Trust 144A Ser. 23-2, Class A2A, 6.09%, 10/15/26	77,000	76,788
Ford Credit Auto Owner Trust Ser. 22-C, Class A2A, 4.52%, 4/15/25	66,981	66,735
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	103,000	100,285
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	50,000	49,864
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	25,000	24,938

Total asset-backed securities (cost $396,312)		$396,705

CERTIFICATES OF DEPOSIT (1.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Credit Agricole Corporate and Investment Bank/New York (France)	5.670	12/1/23	$100,000	$100,016

Total certificates of deposit (cost $100,000)				$100,016

SHORT-TERM INVESTMENTS (0.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.59%(AFF)	41,925	$41,925

Total Short-term investments (cost $41,925)		$41,925
TOTAL INVESTMENTS

Total investments (cost $8,409,832)		$8,403,732

	Key to holding's abbreviations
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,403,521.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$26,089	$1,084,954	$1,069,118	$648	$41,925

	Total Short-term investments	$26,089	$1,084,954	$1,069,118	$648	$41,925
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.6%
	Canada	11.8
	France	8.5
	United Kingdom	7.1
	Australia	4.1
	Norway	2.4
	Spain	2.3
	Switzerland	2.3
	Ireland	1.7
	Germany	1.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$396,705	$—
Certificates of deposit	—	100,016	—
Commercial paper	—	894,549	—
Corporate bonds and notes	—	6,970,537	—
Short-term investments	—	41,925	—

Totals by level	$—	$8,403,732	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com